Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 14 – Income Taxes

The Company accounts for income taxes under FASB ASC 740-10, which requires use of the liability method. FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recorded based on the differences between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences.

Deferred income taxes are provided for temporary differences arising from using the straight-line depreciation method for financial statement purposes and accelerated methods of depreciation for income taxes, including differences between book and tax for amortizing organization expenses.  In addition, deferred income taxes are recognized for certain expense accruals, allowances and net operating loss carry forwards available to offset future taxable income, net of valuation allowances for potential expiration and other contingencies that could impact the Company’s ability to recognize the benefit.

The Company is required to file federal and state income tax returns.  Various taxing authorities may periodically audit the Company’s income tax returns. These audits would include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions.

The Company has not yet undergone an examination by any taxing authorities.  Management has performed its evaluation of all other income tax positions taken on all open income tax returns and has determined that there were no positions taken that do not meet the “more likely than not” standard.  Accordingly, there are no provisions for income taxes, penalties or interest receivable or payable relating to uncertain income tax provisions in the accompanying financial statements.

From time to time, the Company may be subject to interest and penalties assessed by various taxing authorities.  These amounts have historically been insignificant and are classified as other expenses when they occur.

The consolidated provision for federal and state income taxes for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Current income taxes
Federal	$(147,442)		$(117,125)
State	(34,335)		(30,450)
	(181,777)		(145,575)
Deferred income taxes
Federal	147,442		117,125
State	38,335		30,450
	185,777		145,575

Provision for income taxes	$4,000	$	---

The components of the Company’s tax rates for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Tax rates
Federal	34.00%	34.00%
State	8.84%	8.84%

	42.84%	42.84%

The tax provision differs from the expense that would result from applying statutory rates to income before income taxes primarily because of depreciation, state income taxes, and the nondeductibility of certain expenses for income tax purposes.